Vanguard Treasury Money Market Fund

Supplement to the Prospectus and Summary Prospectus

Important Announcement

Effective immediately, Vanguard Treasury Money Market Fund is re-opened to all investors without limitations.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

                                                                                                                                                        PS 11D 012016